PGIM Target Date 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 97.9%
Affiliated Mutual Funds
Domestic Equity — 46.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	149,101	$1,871,223
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	365,578	15,299,433
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	238,617	2,075,966
		19,246,622
Fixed Income — 26.9%
PGIM Core Conservative Bond Fund (Class R6)	240,870	2,078,709
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	303,525	2,051,827
PGIM TIPS Fund (Class R6)	369,869	3,125,389
PGIM Total Return Bond Fund (Class R6)	329,236	3,950,826
		11,206,751
International Equity — 24.8%
PGIM Global Real Estate Fund (Class R6)	106,968	2,096,575
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	150,953	1,840,115
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	432,740	6,426,191
		10,362,881

Total Long-Term Investments (cost $36,224,930)		40,816,254

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $866,919)	866,919	866,919

TOTAL INVESTMENTS 100.0% (cost $37,091,849)(wa)		41,683,173
Liabilities in excess of other assets (0.0)%		(1,125)

Net Assets 100.0%		$41,682,048

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2040 Fund